Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Loss)/profit for the year attributable to equity holders of the parent
Continuing operations	€ 14	€ (554)	€ (1,473)
Discontinued operations	(7)	214	(21)
Profit/(loss) for the year	€ 7	€ (340)	€ (1,494)
Weighted average number of shares Basic and Diluted
Weighted average number of shares in issue	5,599,912	5,588,020	5,651,814
Total effect of dilutive equity-settled share-based incentive programs	26,463	24,457
Total effect of dilutive shares	26,463	24,457
Adjusted weighted average number of shares	5,626,375	5,612,477	5,651,814
Earnings per share (Basic)
Continuing operations (in dollars per share)	€ 0.00	€ (0.10)	€ (0.26)
Discontinued operations (in dollars per share)	0.00	0.04	0.00
Profit/(loss) for the year (in dollars per share)	0.00	(0.06)	(0.26)
Earnings per share (Diluted)
Continuing operations (in dollars per share)	0.00	(0.10)	(0.26)
Discontinued operations (in dollars per share)	0.00	0.04	0.00
Profit/(loss) for the year (in dollars per share)	€ 0.00	€ (0.06)	€ (0.26)
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	2,390	3,656
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	24,072	20,577
Stock Option
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	1	224